Victory Portfolios III

Victory Cornerstone Conservative Fund

Victory Cornerstone Moderately Conservative Fund

Victory Cornerstone Moderate Fund

Victory Cornerstone Moderately Aggressive Fund

Victory Cornerstone Aggressive Fund

Victory Cornerstone Equity Fund

(the “Funds”)

Supplement dated June 18, 2024,

to the Prospectus dated July 1, 2023, as supplemented

Effective immediately, the disclosure found on pages 62-63 under the subheading “Paying for Your Initial Purchase” under the section titled Investing with the Victory Funds of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Emerging Markets Fund

Victory Growth and Tax Strategy Fund

Victory Government Securities Fund

Victory International Fund

Victory Precious Metals and Minerals Fund

Victory Sustainable World Fund

(each “Fund”)

Supplement dated June 18, 2024,

to each Prospectus dated July 1, 2023, as supplemented

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory California Bond Fund

Victory New York Bond Fund

Victory Virginia Bond Fund

(each “Fund”)

Supplement dated June 18, 2024,

to each Prospectus dated July 1, 2023, as supplemented

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Long-Term Fund

Victory Tax Exempt Intermediate-Term Fund

Victory Tax Exempt Short-Term Fund

Victory Tax Exempt Money Market Fund

(the “Funds”)

Supplement dated June 18, 2024,

to the Prospectus dated July 1, 2023, as supplemented

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Target Retirement Income Fund

Victory Target Retirement 2030 Fund

Victory Target Retirement 2040 Fund

Victory Target Retirement 2050 Fund

Victory Target Retirement 2060 Fund

(the “Funds”)

Supplement dated June 18, 2024,

to the Prospectus dated September 1, 2023

Effective immediately, the disclosure found on pages 51-52 under the subheading “Paying for Your Initial Purchase” under the section titled Investing with the Victory Funds in the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III
Victory Aggressive Growth Fund	Victory Short-Term Bond Fund
Victory Capital Growth Fund	Victory Small Cap Stock Fund
Victory Growth Fund	Victory Value Fund
Victory Growth & Income Fund	Victory Extended Market Index Fund
Victory Income Fund	Victory 500 Index Fund
Victory Income Stock Fund	Victory Nasdaq-100 Index Fund
Victory Core Plus Intermediate Bond Fund	Victory Global Managed Volatility Fund
Victory High Income Fund	Victory Ultra Short-Term Bond Fund
Victory Science & Technology Fund	(each “Fund”)

Supplement dated June 18, 2024,

to each Prospectus dated September 1, 2023, as supplemented

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Money Market Fund

(the “Fund”)

Supplement dated June 18, 2024,

to the Prospectus dated September 1, 2023, as supplemented

Effective immediately, the disclosure found on page 15 under the subheading “Paying for Your Initial Purchase” under the section titled Investing with the Victory Funds in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Global Equity Income Fund

Victory Treasury Money Market Trust

(each “Fund”)

Supplement dated June 18, 2024,

to each Prospectus dated July 1, 2023, as supplemented

Effective immediately, the disclosure found under the subheading “Paying for Your Purchase” under the section titled Investing with the Victory Funds of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Purchase

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Cornerstone Conservative Fund	Victory Government Securities Fund
Victory Cornerstone Moderately Conservative Fund	Victory International Fund
Victory Cornerstone Moderate Fund	Victory Precious Metals and Minerals Fund
Victory Cornerstone Moderately Aggressive Fund	Victory Sustainable World Fund
Victory Cornerstone Aggressive Fund	Victory Treasury Money Market Trust
Victory Cornerstone Equity Fund	Victory Global Equity Income Fund
Victory Emerging Markets Fund	Victory Target Managed Allocation Fund
Victory Growth and Tax Strategy Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated July 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios III (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 12, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President*	May 2022*	Director, Fund Administration, the Adviser (May 2023-
(July 1977)			present); Manager, Fund Administration (2022-April
2023); Treasurer and Principal Financial Officer (2020-
2022), Assistant Treasurer (2019), Salient MF Trust,
Salient Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds and
Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-
2022); Director of Fund Operations, Salient Partners
(2016-2019). Mr. Dusenberry also serves as President
for Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present). Ms.
McClain also serves as Secretary for Victory Portfolios,
Victory Portfolios II, and Victory Variable Insurance
Funds.

* Effective June 12, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory California Bond Fund

Victory New York Bond Fund

Victory Virginia Bond Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated July 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios III (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 12, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May 2023-
(July 1977)			present); Manager, Fund Administration (2022-April
2023); Treasurer and Principal Financial Officer (2020-
2022), Assistant Treasurer (2019), Salient MF Trust,
Salient Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds and
Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-
2022); Director of Fund Operations, Salient Partners
(2016-2019). Mr. Dusenberry also serves as President
for Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present). Ms.
McClain also serves as Secretary for Victory Portfolios,
Victory Portfolios II, and Victory Variable Insurance
Funds.

* Effective June 12, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Long-Term Fund

Victory Tax Exempt Intermediate-Term Fund

Victory Tax Exempt Short-Term Fund

Victory Tax Exempt Money Market Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated July 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios III (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 12, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May 2023-
(July 1977)			present); Manager, Fund Administration (2022-April
2023); Treasurer and Principal Financial Officer (2020-
2022), Assistant Treasurer (2019), Salient MF Trust,
Salient Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds and
Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-
2022); Director of Fund Operations, Salient Partners
(2016-2019). Mr. Dusenberry also serves as President
for Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present). Ms.
McClain also serves as Secretary for Victory Portfolios,
Victory Portfolios II, and Victory Variable Insurance
Funds.

* Effective June 12, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Target Retirement Income Fund

Victory Target Retirement 2030 Fund

Victory Target Retirement 2040 Fund

Victory Target Retirement 2050 Fund

Victory Target Retirement 2060 Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated September 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios III (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 12, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May 2023-
(July 1977)			present); Manager, Fund Administration (2022-April
2023); Treasurer and Principal Financial Officer (2020-
2022), Assistant Treasurer (2019), Salient MF Trust,
Salient Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds and
Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-
2022); Director of Fund Operations, Salient Partners
(2016-2019). Mr. Dusenberry also serves as President
for Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present). Ms.
McClain also serves as Secretary for Victory Portfolios,
Victory Portfolios II, and Victory Variable Insurance
Funds.

* Effective June 12, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III
Victory Aggressive Growth Fund	Victory Science & Technology Fund
Victory Capital Growth Fund	Victory Short-Term Bond Fund
Victory Growth Fund	Victory Small Cap Stock Fund
Victory Growth & Income Fund	Victory Value Fund
Victory Income Fund	Victory Extended Market Index Fund
Victory Income Stock Fund	Victory 500 Index Fund
Victory Core Plus Intermediate Bond Fund	Victory Nasdaq-100 Index Fund
Victory High Income Fund	Victory Global Managed Volatility Fund
Victory Money Market Fund	Victory Ultra Short-Term Bond Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated September 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios III (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 12, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May 2023-
(July 1977)			present); Manager, Fund Administration (2022-April
2023); Treasurer and Principal Financial Officer (2020-
2022), Assistant Treasurer (2019), Salient MF Trust,
Salient Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds and
Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-
2022); Director of Fund Operations, Salient Partners
(2016-2019). Mr. Dusenberry also serves as President
for Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present). Ms.
McClain also serves as Secretary for Victory Portfolios,
Victory Portfolios II, and Victory Variable Insurance
Funds.

* Effective June 12, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.